Related Parties (Details) R$ / shares in Units, R$ in Millions	Dec. 04, 2025 BRL (R$) R$ / shares shares
Related Parties [Abstract]
Principal amount (in Brazil Real) | R$	R$ 6
Common share | shares	1,500,000
Common share per share | R$ / shares	R$ 4
Warrants to purchase additional shares (in Shares) | shares	300,000
Warrants to purchase exercise price per share | R$ / shares	R$ 25